UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     May 15, 2008
     Todd B. Hammer      Boston, Massachusetts     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $950,232 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    68175  1350000 SH       SOLE                  1350000
AMERIPRISE FINL INC            COM              03076C106    64813  1250000 SH       SOLE                  1250000
ANNTAYLOR STORES CORP          COM              036115103    18135   750000 SH       SOLE                   750000
BEARINGPOINT INC               COM              074002106    36036 21450000 SH       SOLE                 21450000
BORDERS GROUP INC              COM              099709107    17189  2928200 SH       SOLE                  2928200
BRISTOW GROUP INC              COM              110394103    60110  1120000 SH       SOLE                  1120000
CVR ENERGY INC                 COM              12662P108    29663  1288000 SH       SOLE                  1288000
DISH NETWORK CORP              CL A             25470M109    67228  2340000 SH       SOLE                  2340000
ESTERLINE TECHNOLOGIES CORP    COM              297425100    17072   338928 SH       SOLE                   338928
FIRST AMERN CORP CALIF         COM              318522307    66862  1970000 SH       SOLE                  1970000
GENTEK INC                     COM NEW          37245X203    15627   519500 SH       SOLE                   519500
MCDERMOTT INTL INC             COM              580037109    24998   456000 SH       SOLE                   456000
NEXCEN BRANDS INC              COM              653351106     9090  2650000 SH       SOLE                  2650000
NORTHSTAR NEUROSCIENCE INC     COM              66704V101     1469   929600 SH       SOLE                   929600
NRG ENERGY INC                 COM NEW          629377508    38990  1000000 SH       SOLE                  1000000
OMNICARE INC                   COM              681904108    40767  2244900 SH       SOLE                  2244900
QUADRAMED CORP                 COM              74730W101     4896  2563373 SH       SOLE                  2563373
RELIANT ENERGY INC             COM              75952B105    44288  1872632 SH       SOLE                  1872632
REPUBLIC AWYS HLDGS INC        COM              760276105    33506  1546900 SH       SOLE                  1546900
SILICON GRAPHICS INC           COM NEW          827056300      857    72228 SH       SOLE                    72228
SPARK NETWORKS INC             COM              84651P100     5617  1318525 SH       SOLE                  1318525
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     4783  1125500 SH       SOLE                  1125500
TAL INTL GROUP INC             COM              874083108    46814  1986178 SH       SOLE                  1986178
TRIPLE-S MGMT CORP             CL B             896749108    28240  1600000 SH       SOLE                  1600000
URS CORP NEW                   COM              903236107    60803  1860000 SH       SOLE                  1860000
VALASSIS COMMUNICATIONS INC    COM              918866104    42251  3894100 SH       SOLE                  3894100
WELLPOINT INC                  COM              94973V107    89805  2035000 SH       SOLE                  2035000
WINTHROP RLTY TR               SH BEN INT       976391102    12148  2948547 SH       SOLE                  2948547